CONCENTRATIONS OF RISK (Tables)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Risks and Uncertainties [Abstract]
SCHEDULE OF CONCENTRATION OF RISK

For the three months ended March 31, 2022, and 2021 for the customer who accounted for 10% or more of the Company’s revenues and its accounts receivable balance at period-end are presented as follows:

	2022	2021	2022	2021	2022	2021
	Revenue		Percentage of revenue		Account receivable, trade

Customer A	$24,327	-	100%	-	$24,262	-
Total	$24,327	-	100%	-	$24,262	-

For the six months ended June 30, 2022, and 2021 for the customer who accounted for 10% or more of the Company’s revenues and its accounts receivable balance at period-end are presented as follows:

	2022	2021	2022	2021	2022	2021
	Revenue		Percentage of revenue		Account receivable, trade

Customer A	$93,283	-	100%	-	$45,397	-
Total	$93,283	-	100%	-	$45,397	-

For the nine months ended September 30, 2022, and 2021 for the customer who accounted for 10% or more of the Company’s revenues and its accounts receivable balance at period-end are presented as follows:

	2022	2021	2022	2021	2022	2021
	Revenue		Percentage of revenue		Account receivable, trade

Customer A	$160,186	-	100%	-	$86,189	-
Total	$160,186	-	100%	-	$86,189	-

(b) Major suppliers

For the nine months ended September 30, 2022, and 2021 for the supplier who accounted for 10% or more of the Company’s revenues and its accounts receivable balance at period-end are presented as follows:

	2022	2021	2022	2021	2022	2021
	Cost of sales		Percentage of revenue		Account payable, trade

Supplier A	$52,435	-	83.84%	-	$14,006	-
Supplier B	9,589	-	15.33%	-	9,265	-
Total	$62,024	-	99.17%	-	$23,271	-

For the period ended December 31, 2021, the customers who accounted for 10% or more of the Company’s revenues and its accounts receivable balance at period-end are presented as follows:

	2021	2021	2021
	Revenue	Percentage of revenue	Account receivable, trade

Customer A	$2,069	42.86%	$-
Customer B	2,758	57.14%	-
	$4,827	100%	$-